UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10065
Investment Company Act File Number
Tax-Managed Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 1.5%
Aerovironment, Inc.(1)	101,400	$2,923,362

		$2,923,362

Auto Components — 2.2%
Dana Holding Corp.(1)	84,850	$1,414,450
Tenneco, Inc.(1)	70,010	2,796,199

		$4,210,649

Building Products — 2.8%
Armstrong World Industries, Inc.	70,280	$2,776,060
Trex Co., Inc.(1)	115,620	2,437,270

		$5,213,330

Capital Markets — 3.6%
Lazard, Ltd., Class A	87,990	$2,956,464
MF Global Holdings, Ltd.(1)	388,340	2,862,066
Walter Investment Management Corp.	38,830	939,297

		$6,757,827

Chemicals — 3.3%
Kraton Performance Polymers, Inc.(1)	93,650	$3,380,765
LSB Industries, Inc.(1)	65,740	2,612,508
Stepan Co.	3,830	303,719

		$6,296,992

Commercial Banks — 4.5%
PrivateBancorp, Inc.	99,170	$1,169,214
SVB Financial Group(1)	53,080	3,238,942
Texas Capital Bancshares, Inc.(1)	74,630	2,039,638
Webster Financial Corp.	98,190	2,005,040

		$8,452,834

Commercial Services & Supplies — 2.0%
Team, Inc.(1)	143,894	$3,849,164

		$3,849,164

Communications Equipment — 2.9%
Brocade Communications Systems, Inc.(1)	520,310	$2,851,299
Sycamore Networks, Inc.	132,980	2,619,706

		$5,471,005

Computers & Peripherals — 1.5%
Quantum Corp.(1)	1,086,090	$2,856,417

		$2,856,417

Construction & Engineering — 1.7%
MYR Group, Inc.(1)	133,820	$3,250,488

		$3,250,488

Distributors — 1.7%
LKQ Corp.(1)	133,590	$3,282,306

		$3,282,306

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.0%
Elster Group SE ADR(1)	102,370	$1,738,242
Itron, Inc.(1)	29,120	1,253,325
National Instruments Corp.	102,625	2,651,830

		$5,643,397

Energy Equipment & Services — 2.9%
Pioneer Drilling Co.(1)	155,940	$2,537,144
Tidewater, Inc.	55,100	2,994,134

		$5,531,278

Food Products — 2.8%
Corn Products International, Inc.	60,660	$3,086,987
Mead Johnson Nutrition Co., Class A	31,930	2,278,844

		$5,365,831

Gas Utilities — 1.5%
New Jersey Resources Corp.	66,850	$2,915,328

		$2,915,328

Health Care Equipment & Supplies — 4.9%
Analogic Corp.	56,640	$3,046,666
Orthofix International NV(1)	77,590	3,276,626
West Pharmaceutical Services, Inc.	69,550	3,051,158

		$9,374,450

Health Care Providers & Services — 5.9%
Catalyst Health Solutions, Inc.(1)	55,044	$3,607,033
Centene Corp.(1)	24,790	813,360
MEDNAX, Inc.(1)	45,430	3,096,509
Owens & Minor, Inc.	57,900	1,765,950
Team Health Holdings, Inc.(1)	85,270	1,876,793

		$11,159,645

Hotels, Restaurants & Leisure — 2.9%
Six Flags Entertainment Corp.	92,500	$3,256,925
WMS Industries, Inc.(1)	83,580	2,304,301

		$5,561,226

Household Durables — 2.0%
Tempur-Pedic International, Inc.(1)	52,540	$3,783,405

		$3,783,405

Household Products — 1.8%
Church & Dwight Co., Inc.	84,640	$3,414,378

		$3,414,378

Insurance — 2.3%
Allied World Assurance Co. Holdings, Ltd.	52,890	$2,879,861
Hanover Insurance Group, Inc. (The)	39,320	1,423,777

		$4,303,638

Life Sciences Tools & Services — 1.5%
Bruker Corp.(1)	166,100	$2,860,242

		$2,860,242

Machinery — 7.3%
Astec Industries, Inc.(1)	82,536	$3,096,751
L.B. Foster Co., Class A	27,180	944,505
RBC Bearings, Inc.(1)	85,666	3,252,738
Tennant Co.	84,930	3,635,853
Valmont Industries, Inc.	30,520	2,971,122

		$13,900,969

Security	Shares	Value
Marine — 1.6%
Kirby Corp.(1)	51,580	$3,008,146

		$3,008,146

Media — 1.7%
John Wiley & Sons, Inc., Class A	62,550	$3,131,253

		$3,131,253

Metals & Mining — 1.0%
Compass Minerals International, Inc.	23,620	$1,859,839

		$1,859,839

Multiline Retail — 3.2%
Big Lots, Inc.(1)	88,130	$3,069,568
Fred’s, Inc.	220,720	2,909,089

		$5,978,657

Oil, Gas & Consumable Fuels — 7.8%
Brigham Exploration Co.(1)	107,550	$3,420,090
Cabot Oil & Gas Corp.	76,380	5,658,230
James River Coal Co.(1)	115,260	2,185,330
Rosetta Resources, Inc.(1)	32,870	1,701,680
SM Energy Co.	23,180	1,746,613

		$14,711,943

Professional Services — 1.2%
Kelly Services, Inc., Class A(1)	139,727	$2,186,727

		$2,186,727

Real Estate Investment Trusts (REITs) — 3.4%
American Campus Communities, Inc.	91,190	$3,394,092
PS Business Parks, Inc.	54,101	3,073,478

		$6,467,570

Real Estate Management & Development — 1.6%
Forestar Real Estate Group, Inc.(1)	181,081	$2,951,620

		$2,951,620

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(1)	178,630	$2,711,603
Cypress Semiconductor Corp.(1)	144,260	2,968,871
Veeco Instruments, Inc.(1)	47,120	1,874,905

		$7,555,379

Software — 3.1%
Mentor Graphics Corp.(1)	262,220	$2,997,175
Parametric Technology Corp.(1)	138,570	2,880,870

		$5,878,045

Thrifts & Mortgage Finance — 1.3%
BankUnited, Inc.	97,350	$2,424,988

		$2,424,988

Total Common Stocks (identified cost $162,883,332)		$182,532,328

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(2)(3)	80,000	$0

Total Private Placements (identified cost $80,000)		$0

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 1.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$3,324	$3,324,124

Total Short-Term Investments (identified cost $3,324,124)		$3,324,124

Total Investments — 98.1% (identified cost $166,767,456)		$185,856,452

Other Assets, Less Liabilities — 1.9%		$3,534,773

Net Assets — 100.0%		$189,391,225

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Restricted security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $7,506.

The Portfolio did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$166,969,171

Gross unrealized appreciation	$26,571,647
Gross unrealized depreciation	(7,684,366)

Net unrealized appreciation	$18,887,281

Restricted Securities

At July 31, 2011, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$0

Total Private Placements			$80,000	$0

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$182,532,328	$—	$—	$182,532,328
Private Placements	—	—	0	0
Special Warrants	—	—	0	0
Short-Term Investments	—	3,324,124	—	3,324,124

Total Investments	$182,532,328	$3,324,124	$0	$185,856,452

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended July 31, 2011 to require a reconciliation of Level 3 investments. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Small-Cap Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date: September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date: September 26, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: September 26, 2011